Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Revenues
Revenues	$ 84,246	$ 133,368	$ 361,661	$ 510,626	$ 615,873		$ 731,493
Cost of revenues	2,359	21,505	45,911	71,965	93,296		154,900
Cost of revenues - related party	30,988	29,192	112,839	138,800	142,613		145,092
Gross profit	50,899	82,671	202,911	299,861	379,964		431,501
Operating expenses
General and administrative expenses	311,379	523,855	3,099,183	2,146,517	3,000,571		3,319,417
Salary and benefits	542,420	242,941	1,797,361	795,255	1,063,781		977,890
Advertising and marketing	104,914	251,330	644,941	1,332,957	1,478,663		2,097,505
Investor relations	33,319	255,000	1,558,319	438,000	453,749		1,100,465
Stock based compensation	6,601,793	567,619	10,767,717	1,881,464	2,355,193		2,155,114
Total operating expenses	7,593,825	1,840,745	17,867,521	6,594,193	8,351,957		9,650,391
Loss from operations	(7,542,926)	(1,758,074)	(17,664,610)	(6,294,332)	(7,971,993)		(9,218,890)
Other (income) expense
Interest expense	75,850		83,850		13,700
Imputed interest - related party							(6,473)
Interest expense - amortization on discount		241,620		464,298	721,533
Loss from settlement			125,625
Total other (income) expense	75,850	241,620	209,475	464,298	735,233		(6,473)
Loss before income taxes	(7,618,776)	(1,999,694)	(17,874,085)	(6,758,630)	(8,707,226)		(9,212,417)
Income taxes
Net loss	(7,618,776)	(1,999,694)	(17,874,085)	(6,758,630)	(8,707,226)		(9,212,417)
Net loss attributed to non-controlling interest	(558)	(461)	(658)	(837)	(1,081)
Net loss attributed to Mangoceuticals, Inc.	(7,618,218)	(1,999,233)	(17,873,427)	(6,757,793)	$ (8,706,145)		$ (9,212,417)
Preferred stock dividend requirements	294,000	294,000	882,000	802,109
Net loss attributed to Mangoceuticals, Inc. common stockholders	$ (7,912,218)	$ (2,293,233)	$ (18,755,427)	$ (7,559,902)
Basic and diluted loss per share
Basic loss per share	$ (0.69)	$ (1.14)	$ (2.16)	$ (4.28)	$ (4.84)		$ (8.58)
Diluted loss per share	$ (0.69)	$ (1.14)	$ (2.16)	$ (4.28)	$ (4.84)		$ (8.58)
Weighted average number of shares outstanding
Basic	11,524,275	2,013,848	8,699,144	1,765,051	1,978,966	[1]	1,074,202	[1]
Diluted	11,524,275	2,013,848	8,699,144	1,765,051	1,978,966	[1]	1,074,202	[1]

[1]	Shares and per share amount have been retroactively adjusted to reflect the decreased number of shares resulting from a 1 for 15 reverse stock split.